As filed with the U. S. Securities and Exchange Commission on December 8, 2014

Securities Act File No.  002-74436

Investment Company Act File No.  811-03287

U. S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

☐      PRE-EFFECTIVE AMENDMENT NO. [    ]

☒      POST-EFFECTIVE AMENDMENT NO. [ 48 ]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF

1940 [ X ]

☒      AMENDMENT NO. [ 48 ]

NEW ALTERNATIVES FUND

(Exact Name of Registrant as Specified in its Charter)

150 Broadhollow Road, Suite PH2

Melville, NY 11747

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (631) 423-7373

DAVID J. SCHOENWALD, PRESIDENT

New Alternatives Fund

150 Broadhollow Road, Suite PH2

Melville, NY 11747

(Name and Address of Agent for Service)

Copy to:

TERRANCE JAMES REILLY, ESQ.

Montgomery, McCracken, Walker & Rhoads, LLP

123 South Broad Street

Avenue of the Arts

Philadelphia, PA 19109

It is proposed that this filing will become effective:

☒ immediately upon filing pursuant to paragraph (b)

☐ on                         ,         pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on                                   pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on                                   pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 48 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Melville and State of New York on the 5th day of December, 2014.

NEW ALTERNATIVES FUND

By /s/ DAVID J. SCHOENWALD
David J. Schoenwald, Chairperson of the Board, President and Treasurer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 48 to the Registration Statement of New Alternatives Fund, Inc. has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Capacity	Date

/s/ DAVID J. SCHOENWALD		Chairperson of the Board, President and Treasurer	December 5, 2014

David J. Schoenwald

/s/ JONATHAN D. BEARD		Director	December 5, 2014

Jonathan D. Beard*

/s/ SUSAN HICKEY		Director	December 5, 2014

Susan Hickey*

/s/ SHARON REIER		Director	December 5, 2014

Sharon Reier*

/s/ MURRAY D. ROSENBLITH		Director and Secretary	December 5, 2014

Murray D. Rosenblith*

/s/ JEFFREY E. PERLMAN		Director	December 5, 2014

Jeffrey E. Perlman*

* By:	/s/ DAVID J. SCHOENWALD
David J. Schoenwald Attorney-in-Fact Pursuant to Power of Attorney

EXHIBIT INDEX

ITEM	EXHIBIT

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase